Notes to the Cash Flow Statement	12 Months Ended
Dec. 31, 2017
Statement of cash flows [abstract]
Notes to the Cash Flow Statement

27. Notes to the cash flow statement

The cash flow statement is presented in accordance IAS 7. The net loss for the year is adjusted for effects of non-cash transactions, deferrals or accruals of past or future operational deposits or disbursements, and income and expense items attributable to investment or financing activities.

In the consolidated cash flow statement, cash and cash equivalents include cash in hand, cheques, bank deposits and money deposits with a maturity of up to three months. Current account liabilities are incorporated into the cash fund where applicable.

The interest paid amounted to EUR 0.6 million (2016: EUR 0.8 million; 2015: EUR 1.2 million) and results from the two interest payments for the Warrant Bond I rendered in 2017. First, on 1 January 2017 for the 2016 financial year and, second, on 3 August 2017 as part of the accrued interest for 2017 on the Warrant Bond I, which was called early. Moreover, in July 2017, the interest payment for the first five months of the 2017/2022 convertible bond as well as the quarterly payment for the first interest component of the EIB loan for the third quarter of 2017 was paid in October 2017.

Interest received amounted to EUR 6 thousand (2016: EUR 3 thousand; 2015: EUR 184 thousand), consisting of interest received for deposits

Reconciliation of liabilities from financing activities

	Non-cash changes
(in EUR thousands)	31.12.2016	Cash flow	Addition/ retirement	Fair value change	31.12.2017
Non-current financial liabilities	3,597	10,713	(1,922)	(32)	12,356
Repayment of warrant bond 2009/17	3,419	(3,636)	217	-	-
Convertible bond 2016/21	178	-	(99)	-	79
Convertible bond 2017/22	-	4,999	(2,469)	-	2,530
EIB loan	-	9,350	429	(32)	9,747
Current financial liabilities	274	(598)	494	-	170
Interest on warrant bond 2009/17	274	(436)	162	-	-
Interest on convertible bond 2016/21	-	-	5	-	5
Interest on convertible bond 2017/22	-	(66)	146	-	80
Interest on EIB loan	-	(96)	181	-	85
Total financial liabilities	3,871	10,115	(1,428)	(32)	12,526

	Non-cash changes
(in EUR thousands)	31.12.2015	Cash flow	Addition/ retirement	Fair value change	31.12.2016
Non-current financial liabilities	11,230	(3,720)	(3,913)	-	3,597
Warrant bond 2009/17	2,836		69	-	2,905
Repayment of warrant bond 2011/16	8,394	(8,715)	(1,683)	-	(2,004)
Convertible bond 2016/21	-	4,995	(2,299)	-	2,696
Current financial liabilities	830	(841)	274	11	274
Interest on warrant bond 2009/17	394	-	274	-	668
Interest on warrant bond 2011/16	436	(841)	-	-	(405)
Interest on convertible bond 2016/21	-	-	-	11	11
Other interest	-	-	-	-	-
Total financial liabilities	12,060	(4,561)	(3,639)	11	3,871